Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	June 30, 2023	June 30, 2024
	RMB	RMB
Right of use assets	4,327,705	3,313,215

Operating lease liabilities, current	2,009,034	2,425,135
Operating lease liabilities, noncurrent	2,273,154	1,044,068
Total operating lease liabilities	4,282,188	3,469,203

Other information about the Company’s leases is as follows:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Operating cash flows used in operating leases	2,686,731	2,144,171	1,999,242
Weighted average remaining lease term (years)	1.68	2.25	1.67
Weighted average discount rate	4.79%	4.75%	4.55%

Schedule of years of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:
June 30, 2024
RMB
For the year ending June 30, 2025	2,526,107
For the year ending June 30, 2026	868,073
For the year ending June 30, 2027	200,000
Total lease payments	3,594,180
Less: Imputed interest	(124,977)
Present value of lease liabilities	3,469,203